Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income/(loss)	€ (127,218)	€ 10,704	€ (245,378)
Denominator:
Basic (in shares)	357,551,000	357,525,000	353,338,000
Diluted (in shares)	357,551,000	367,240,000	353,338,000
Net income/(loss) per share:
Basic (in Euro per share)	€ (0.36)	€ 0.03	€ (0.69)
Diluted (in Euro per share)	€ (0.36)	€ 0.03	€ (0.69)